November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
General Municipal Money Market Fund
General New York AMT-Free Municipal Money Market Fund
Class A

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"): (i) shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund"; (ii) General Municipal Money Market Fund will be renamed "Dreyfus National Municipal Money Market Fund"; (iii) General New York AMT-Free Municipal Money Market Fund will be re-named "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund"; and (iv) Class A shares of each fund will be renamed "Wealth" shares.

In addition, as of the Effective Date, each fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets.

*******

As of the Effective Date, theinvestment policy of General New York AMT-Free Municipal Money Market Fund will be changed to remove the requirement that the fund invest at least 80% of its net assets in municipal obligations that provide income exempt from the federal alternative minimum tax. The fund will continue to normally invest at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.

*******

As of the Effective Date, the annual rate of the fee payable under General Money Market Fund's shareholder services plan, pursuant to which the fund pays BNY Mellon Securities Corporation, the fund's distributor, for the provision of certain services, including thoserelated to the maintenance of shareholder accounts, will be increased from an annual rate of 0.20% to an annual rate of 0.25% of the average daily net assets attributable to Wealth shares. As of the Effective Date, General Money Market Fund's shareholder services plan, pursuant to which the fund reimburses the fund's distributor with respect to the provision of such services at an annual rate of up to 0.05% of the average daily net assets attributable to Class A shares, will be terminated.

As of the Effective Date, the shareholder services plan, pursuant to which each of General Municipal Money Market Fund and General New York AMT-Free Municipal Money Market Fund reimburses BNY Mellon Securities Corporation, the funds' distributor, with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, will be replaced with a shareholder services plan pursuant to which the fund will pay the fund's distributor for the provision of such services at an annual rate of 0.25% of the average daily net assets attributable to the respective fund's Wealth shares.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the indicated fund's summary prospectus and "Fund Summary Fees and Expenses" in the indicated fund's prospectus: Dreyfus Money Market Fund (formerly, General Money Market Fund)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wealth Shares
(formerly Class A)
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.12
Total other expenses	.37
Total annual fund operating expenses*	.57

* Restated to reflect current management fees and shareholder services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Wealth Shares	$58		$183	$318	$714

*******

Dreyfus National Municipal Money Market Fund (formerly, General Municipal Money Market Fund)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wealth Shares
(formerly Class A)
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.07
Total other expenses	.32
Total annual fund operating expenses*	.52

* Restated to reflect current management fees and shareholder services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Wealth Shares	$53		$167	$291	$653

*******

Dreyfus New York Municipal Money Market Fund (formerly, General New York AMT-Free Municipal Money Market Fund)

2

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Wealth Shares
(formerly Class A)
Management fees	.20
Other expenses:
Shareholder services fees	.25
Miscellaneous other expenses	.16
Total other expenses	.41
Total annual fund operating expenses*	.61

* Restated to reflect current management fees and shareholder services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Wealth Shares	$62		$195	$340	$762

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the fund's prospectus:

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Wealth shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser. In general, the fund's minimum initial investment for Wealth shares is $2,500 and the minimum subsequent investment is $1.00.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Fund Details Management" in the fund's prospectus:

Wealth shares of the fund are subject to an annual shareholder services plan fee of 0.25% payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Wealth shares of the fund.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

The fund's Wealth shares are available to investors who purchase shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser.

*******

3

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund'sprospectus:

For the fund's Wealth shares, the minimum initial and subsequent investment for regular accounts is $2,500 and $1.00, respectively.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

Generally, you can exchange shares worth $500 or more (no minimum for Retirement Plans and IRAs sponsored by BNYM Investment Adviser or its affiliates) into shares of the same class, or another class of another fund in the BNY Mellon Family of Funds, provided you meet the eligibility requirements for investing in the new share class, including certain classes of the following money market funds: (i) any of the General Funds, which currently include General Money Market Fund, General Municipal Money Market Fund, General New York AMT-Free Municipal Money Market Fund, General Government Securities Money Market Fund and General Treasury Securities Money Market Fund*or (ii) any of the Cash Management Funds designated as a "government money market fund" or a "retail money market fund," which currently include Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management.

*******

As of the Effective Date, the following information supplements information contained in the section "Shareholder Guide Services for Fund Investors" in the fund's prospectus:

Conversion Feature

Shares of one class of the fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. The fund reserves the right to refuse any conversion request.

*******

As of the Date of this Supplement, the following information supplements information contained in the section "Shareholder Guide Services for Fund Investors Checkwriting Privilege" in the fund's prospectus:

Allow approximately two weeks after the fund's receipt of your initial investment for receipt of your checkbook.

*******

*As of the Effective Date, General Money Market Fund, General Municipal Money Market Fund and General New York AMT-Free Municipal Money Market Fund will be re-named "Dreyfus Money Market Fund," "Dreyfus NationalMunicipal Money Market Fund"and "Dreyfus New York Municipal Money Market Fund," respectively.

4

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
General Municipal Money Market Fund
General New York AMT-Free Municipal Money Market Fund
Class B
Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"): (i) shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund"; (ii) General Municipal Money Market Fund will be renamed "Dreyfus National Municipal Money Market Fund"; (iii) General New York AMT-Free Municipal Money Market Fund will be re-named "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund"; and (iv) Class B shares of each fund will be renamed "Service" shares.

In addition, as of the Effective Date, each fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50%to an annual rate of 0.20% of the value of the fund's average daily net assets.

*******

As of the Effective Date, theinvestment policy of General New York AMT-Free Municipal Money Market Fund will be changed to remove the requirement that the fund invest at least 80% of its net assets in municipal obligations that provide income exempt from the federal alternative minimum tax. The fund will continue to normally invest at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.

*******

In addition, as of the Effective Date, the fund's Rule 12b-1 distribution plan, pursuant to which the fund reimburses BNY Mellon Securities Corporation, the fund's distributor, with respect to the provision of distribution-related services at an annual rate not to exceed 0.20% of the average daily net assets attributable to Class B shares, will be terminated.

Also terminated as of the Effective Date will be the fund's sub-accounting/omnibus account plan, pursuant to which Class B shares are charged directly for sub-accounting services provided by certain financial intermediaries at an annual rate of 0.05%of the average daily net assets attributable to Class B shares.

The fund has adopted an administrative services plan with respect to Service shares, pursuant to which, as of the Effective Date, the fund will pay the fund's distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.55% of the value of the fund's average daily net assets attributable to Service shares.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the indicated fund's summary prospectus and "Fund Summary Fees and Expenses" in the indicated fund's prospectus: Dreyfus Money Market Fund (formerly, General Money Market Fund)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Shares
(formerly Class B)
Management fees	.20
Other expenses:
Administrative services fees	.55
Shareholder services fees	.25
Miscellaneous other expenses	.07
Total other expenses	.87
Total annual fund operating expenses*	1.07

* Restated to reflect current management fees and administrative services fees and termination of the fund's Rule 12b-1 distribution fees and sub-accounting services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Service Shares	$109		$340	$590	$1,306

			*******

Dreyfus National Municipal Money Market Fund (formerly, General Municipal Money Market Fund)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Shares
(formerly Class B)
Management fees	.20
Other expenses:
Administrative services fees	.55
Shareholder services fees	.25
Miscellaneous other expenses	.06
Total other expenses	.86
Total annual fund operating expenses*	1.06

* Restated to reflect current management fees and administrative services fees and termination of the fund's Rule 12b-1 distribution fees and sub-accounting services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Service Shares	$108		$337	$585	$1,294

			*******

Dreyfus New York Municipal Money Market Fund (formerly, General New York AMT-Free Municipal Money Market Fund)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Service Shares
(formerly Class B)
Management fees	.20
Other expenses:
Administrative services fees	.55
Shareholder services fees	.25
Miscellaneous other expenses	.14
Total other expenses	.94
Total annual fund operating expenses*	1.14

* Restated to reflect current management fees and administrative services fees and termination of the fund's Rule 12b-1 distribution fees and sub-accounting services fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Service Shares	$116		$362	$628	$1,386

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the fund's prospectus:

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Service shares are available to investors who purchase fund shares through a third party, such as a bank, broker-dealer or financial adviser. In general, the minimum initial investment in Service shares is $1,000 and the minimum subsequent investment is $1.00.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Fund Details Management" in the fund's prospectus:

Service shares of the fund are subject to an annual shareholder services plan fee of 0.25% payable to the fund's distributor in respect of the provision of personal services to shareholders, such as answering shareholder inquiries regarding the fund, and/or the maintenance of shareholder accounts. Service shares are subject to an annual administrative services plan fee of 0.55% payable to the fund's distributor in respect of the provision of recordkeeping and other related services. The fund's distributor may pay financial intermediaries from the fees it receives under the shareholder services plan and/or administrative services plan for the provision of such services by the financial intermediaries to their clients who are beneficial owners of Service shares of thefund.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

The fund's Service shares are available to investors who purchase shares through a third party, such as a bank, broker-dealer or financial adviser.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund'sprospectus:

For the fund's Service shares, the minimum initial and subsequent investment for regular accounts is $1,000 and $1.00, respectively.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

Generally, you can exchange shares worth $500 or more (no minimum for Retirement Plans and IRAs sponsored by BNYM Investment Adviser or its affiliates) into shares of the same class, or another class of another fund in the BNY Mellon Family of Funds, provided you meet the eligibility requirements for investing in the new share class, including certain classes of the following money market funds: (i) any of the General Funds, which currently include General Money Market Fund, General Municipal Money Market Fund, General New York AMT-Free Municipal Money Market Fund, General Government Securities Money Market Fund and General Treasury Securities Money Market Fund* or (ii) any of the Cash Management Fundsdesignated as a "government money market fund" or a "retail money market fund," which currently include Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management.

*******

As of the Effective Date, the following information supplements information contained in the section "Shareholder Guide Services for Fund Investors" in the fund's prospectus: Conversion Feature

Shares of one class of the fund may be converted into shares of another class of the fund, provided the investor meets the eligibility requirements for investing in the new share class. The fund reserves the right to refuse any conversion request.

*******

As of the Date of this Supplement, the following information supplements information contained in the section "Shareholder Guide Services for Fund Investors Checkwriting Privilege" in the fund's prospectus:

Allow approximately two weeks after the fund's receipt of your initial investment for receipt of your checkbook.

*******

*As of the Effective Date, General Money Market Fund, General Municipal Money Market Fund and General New York AMT-Free Municipal Money Market Fund will be re-named "Dreyfus Money Market Fund," "Dreyfus National Municipal Money Market Fund"and "Dreyfus New York Municipal Money Market Fund," respectively.

November 18, 2020

GENERAL MONEY MARKET FUNDS
General Money Market Fund, Inc.
Dreyfus Class

Supplement to Summary Prospectus and Prospectus

Effective on or about February 1, 2021 (the "Effective Date"), shares of General Money Market Fund, Inc. will be reclassified as a series named "Dreyfus Money Market Fund". The reclassification of the fund's shares as a series will have no impact on fund shareholders and references to the "fund" as of the Effective Date will be to Dreyfus Money Market Fund.

As of the Effective Date, the fund's management fee payable to BNY Mellon Investment Adviser, Inc., the fund's investment adviser, will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the fund's average daily net assets.

As of the Effective Date, the fund's Dreyfus Class shares will be re-named "Premier shares".

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Fees and Expenses" in the fund's summary prospectus and "Fund Summary Fees and Expenses" in the fund's prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Premier Shares
	(formerly Dreyfus Class Shares)
Management fees	.20
Other expenses:
Shareholder services fees	.00	*
Miscellaneous other expenses	.06
Total other expenses	.06
Total annual fund operating expenses**	.26

* Amount was less than 0.01%.
** Restated to reflect current management fees.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1	Year	3 Years	5 Years	10 Years
Premier Shares	$27		$84	$146	$331

			*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the sections "Purchase and Sale of Fund Shares" in the fund's summary prospectus and "Fund Summary Purchase and Sale of Fund Shares" in the fund's prospectus:

Investments in the fund are limited to accounts beneficially owned by natural persons. The fund's Premier shares are available to investors who purchase fund shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser. In general, the minimum initial investment in Premier shares is $10,000 and the minimum subsequent investment is $1.00.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares" in the fund's prospectus:

The fund's Premier shares are available to investors who purchase shares directly from the fund for accounts maintained with the fund or through a third party, such as a bank, broker-dealer or financial adviser.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Buying and Selling Shares How to Buy Shares" in the fund'sprospectus:

For the fund's Premier shares, the minimum initial and subsequent investment for regular accounts is $10,000 and $1.00, respectively.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Shareholder Guide Services for Fund Investors Fund Exchanges" in the fund's prospectus:

Generally, you can exchange Premier shares worth $500 or more (no minimum for Retirement Plans and IRAs sponsored by BNYM Investment Adviser or its affiliates) into (i) shares of the same class (or Dreyfus Class shares) of any of the General Funds, which currently includeGeneral Money Market Fund, General Municipal Money Market Fund, General New York AMT-Free Municipal Money Market Fund, General Government Securities Money Market Fund and General Treasury Securities Money Market Fund,* (ii) Institutional shares of any of the Cash Management Funds designated as a "government money market fund" or a "retail money market fund," which currently include Dreyfus Government Cash Management, Dreyfus Government Securities Cash Management, Dreyfus AMT-Free Municipal Cash Management Plus, Dreyfus AMT-Free New York Municipal Cash Management, Dreyfus Treasury Obligations Cash Management and Dreyfus Treasury Securities Cash Management, or (iii) shares of another class of another fund in the BNY Mellon Family of Funds, provided you meet the eligibility requirements for investing in the new share class.

*******

As of the Date of this Supplement, the following information supplements information contained in the section "Shareholder Guide Services for Fund Investors Checkwriting Privilege" in the fund's prospectus:

Allow approximately two weeks after the fund's receipt of your initial investment for receipt of your checkbook.

*******

*As of the Effective Date, General Money Market Fund, General Municipal Money Market Fund and General New York AMT-Free Municipal Money Market Fund will be re-named "Dreyfus Money Market Fund," "Dreyfus National Municipal Money Market Fund"and "Dreyfus New York Municipal Money Market Fund," respectively.

2

November 18, 2020

GENERAL MONEY MARKET FUND, INC.
Supplement to Statement of Additional Information

Effective on or about February 1, 2021 (the "Effective Date"), the fund's shares will be reclassified as a series named "Dreyfus Money Market Fund". The reclassification of the fund's shares as a series will have no impact on fund shareholders and references to the "fund" as of the Effective Date will be to Dreyfus Money Market Fund.

*******

As of the Effective Date, the fund's management fee payable to the Manager will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the Fund's average daily net assets.

*******

As of the Effective Date, the fund's Class A shares, Class B shares and Dreyfus Class shares will be re-named "Wealth shares," "Service shares" and "Premier" shares respectively.

With respect to Class A shares, as of the Effective Date, the annual rate of thefee payable under the fund's Shareholder Services Plan, pursuant to which the fund pays the Distributor for the provision of certain services, including those related to the maintenance of shareholder accounts, will be increased from an annual rate of 0.20% to an annual rate of 0.25% of the average daily net assets attributable to Wealth shares. As of the Effective Date, the fund's Shareholder Services Plan, pursuant to which the fund reimburses the Distributor with respect to the provision of such services at an annual rate of up to 0.05% of the average daily net assets attributable to Class A shares, will be terminated.

With respect to Class B shares, as of the Effective Date, the fund's Distribution Plan (12b-1), pursuant to which the fund reimburses the Distributor with respect to the provision of distribution-related services at an annual rate not to exceed 0.20% of the average daily net assets attributable to Class B shares, will be terminated. Also terminated as of the Effective Date will be the fund's sub-accounting/omnibus account plan, pursuant to which Class B shares are charged directly for sub-accounting services provided by Service Agents at an annual rate of 0.05% of the average daily net assets attributable to Class B shares.

The fund has adopted an Administrative Services Plan with respect to Service shares, pursuant to which, as of the Effective Date, the fund will pay theDistributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.55% of the value of the fund's average daily net assets attributable to Service shares.

*******

As of the Effective Date, the following information supplements information contained in the section "Administrative Services Plans" in Part II of the SAI:

Dreyfus Money Market Fund. The fund has adopted an Administrative Services Plan, with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a "service fee" as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of 0.55% of the value of the average daily net assets attributable to the fund's Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other Fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support.

*******

GRP4-SAISTK-1120

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Information About the Funds' Organization and Structure" in Part II of the SAI:

State of
Name		Organization	Date of Organization
General Money Market Fund, Inc.		Maryland	May 15, 1981
Dreyfus Money Market Fund

*******

GRP4-SAISTK-1120

November 18, 2020

GENERAL NEW YORK AMT-FREE MUNICIPAL MONEY MARKET FUND
Supplement to Statement of Additional Information

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about February 1, 2021 (the "Effective Date"), the fund's investment policy will be changed to remove the requirement that the fund invest at least 80% of its net assets in municipal obligations that provide income exempt from the federal alternative minimum tax. As a fundamental policy, the fund will continue to normally invest at least 80% of its net assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city income taxes.

*******

As of the Effective Date, the fund's name will be changed to "General New York Municipal Money Market Fund" and its shares reclassified as a series named "Dreyfus New York Municipal Money Market Fund". The reclassification of the fund's shares as a series will have no impact on fund shareholders and references to the "fund" as of the Effective Date will be to Dreyfus New York Municipal Money Market Fund.

*******

As of the Effective Date, the fund's management fee payable to the Manager will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the Fund's average daily net assets.

*******

As of the Effective Date, the fund's Class A shares and Class B shares will be re-named "Wealth shares" and "Service shares," respectively.

With respect to Class A shares, as of the Effective Date, the fund's Shareholder Services Plan, pursuant to which the fund reimburses the Distributor with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, will be replaced with a Shareholder Services Plan pursuant to which the fund will pay the Distributor for the provision of such services at an annual rate of 0.25% of the average daily net assets attributable to Wealth shares.

With respect to Class B shares, as of the Effective Date, the fund's Distribution Plan (12b-1), pursuant to which the fund reimburses the Distributor with respect to the provision of distribution-related services at an annual rate not to exceed 0.20%of the average daily net assets attributable to Class B shares, will be terminated. Also terminated as of the Effective Date will be the fund's sub-accounting/omnibus account plan, pursuant to which Class B shares are charged directly for sub-accounting services provided by Service Agents at an annual rate of 0.05% of the average daily net assets attributable to Class B shares.

The fund has adopted an Administrative Services Plan with respect to Service shares, pursuant to which, as of the Effective Date, the fund will pay theDistributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.55% of the value of the fund's average daily net assets attributable to Service shares.

*******

As of the Effective Date, the following information supplements information contained in the section "Administrative Services Plans" in Part II of the SAI:

Dreyfus New York Municipal Money Market Fund. The fund has adopted an Administrative Services Plan, with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a "service fee" as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of 0.55% of the value of the average daily net assets attributable to the fund's Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other Fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight;

GRP4-SAISTK-1120-2

manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support.

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Investment Restrictions Fundamental and Nonfundamental Policies Related to Fund Investment Objectives, Diversification and Names Names" in Part II of the SAI:

Fund	80% Test	Fundamental Policy?

Dreyfus New York Municipal	New York Municipal Obligations	Yes
Money Market Fund

*******

As of the Effective Date, the following information supersedes and replaces any contrary information contained in the section "Information About the Funds' Organization and Structure" in Part II of the SAI:

State of
Name	Organization	Date of Organization*
General New York Municipal Money Market Fund	Massachusetts	September 19, 1986
Dreyfus New York Municipal Money Market Fund

*******

GRP4-SAISTK-1120-2

November 18, 2020

GENERAL MUNICIPAL MONEY MARKET FUND

Supplement to Statement of Additional Information

Effective on or about February 1, 2021 (the "Effective Date"), the fund's name will be changed to "Dreyfus National Municipal Money Market Fund".

*******

As of the Effective Date, the fund's management fee payable to the Manager will be reduced from an annual rate of 0.50% to an annual rate of 0.20% of the value of the Fund's average daily net assets.

*******

As of the Effective Date, the fund's Class A shares and Class B shares will be re-named "Wealth shares" and "Service shares", respectively.

With respect to Class A shares, as of the Effective Date, the fund's Shareholder Services Plan, pursuant to which the fund reimburses the Distributor with respect to the provision of certain services, including those related to the maintenance of shareholder accounts, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, will be replaced with a Shareholder Services Plan pursuant to which the fund will pay the Distributor for the provision of such services at an annual rate of 0.25% of the average daily net assets attributable to Wealth shares.

With respect to Class B shares, as of the Effective Date, the fund's Distribution Plan (12b-1), pursuant to which the fund reimburses the Distributor with respect to the provision of distribution-related services at an annual rate not to exceed 0.20% of the average daily net assets attributable to Class B shares, will be terminated. Also terminated as of the Effective Date will be the fund's sub -accounting/omnibus account plan, pursuant to which Class B shares are charged directly for sub-accounting services provided by Service Agents at an annual rate of 0.05% of the average daily net assets attributable to Class B shares.

The fund has adopted an Administrative Services Plan with respect to Service shares, pursuant to which, as of the Effective Date, the fund will pay the Distributor for the provision of certain types of recordkeeping and other related services at an annual fee of 0.55% of the value of the fund's average daily net assets attributable to Service shares.

*******

As of the Effective Date, the following information supplements information contained in the section "Administrative Services Plans" in Part II of the SAI:

Dreyfus National Municipal Money Market Fund. The fund has adopted an Administrative Services Plan, with respect to Service shares, pursuant to which the fund may pay the Distributor for the provision of certain recordkeeping and other related services (which are not services for which a "service fee" as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor a fee at the annual rate of 0.55% of the value of the average daily net assets attributable to the fund's Service shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other Fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support.

*******

GRP4-SAISTK-1120-3